Financial instruments risks - Evolution of Total VaR (Details) - ARS ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Average
Value at risk [line items]
Total value at risk	$ 2,735,590	$ 303,540
Value at risk per interest rate	2,736,580	336,970
Value at risk per exchange rate	29,300	7,240
Minimum
Value at risk [line items]
Total value at risk	273,390	24,490
Value at risk per interest rate	257,730	29,580
Value at risk per exchange rate	3,590	290
Maximum
Value at risk [line items]
Total value at risk	9,720,950	1,586,800
Value at risk per interest rate	9,715,070	2,163,960
Value at risk per exchange rate	123,480	190,630
Closing
Value at risk [line items]
Total value at risk	3,907,740	296,220
Value at risk per interest rate	3,911,140	298,780
Value at risk per exchange rate	$ 16,210	$ 12,280